Fair Value Measurements - Additional Information (Detail) $ in Thousands					3 Months Ended			6 Months Ended	12 Months Ended
	Feb. 28, 2017 USD ($)	Feb. 22, 2017 USD ($) Hotel	Dec. 31, 2015 Hotel	Feb. 06, 2014 Hotel	Mar. 31, 2016 USD ($) Hotel	Dec. 31, 2015 USD ($) Hotel	Sep. 30, 2015 Hotel	Dec. 31, 2013 Hotel	Dec. 31, 2016 USD ($) Hotel	Dec. 31, 2015 USD ($) Hotel	Dec. 31, 2014 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of hotels sold | Hotel				4				40	13	11
Proceeds from sale of assets									$ 71,136	$ 37,576	$ 7,053
Number of wholly owned hotels agreed to sell | Hotel									5
Number of hotels held for sale | Hotel			13				24		5	13
Gain on sale of assets										$ (445)	$ (177)
24 Owned Hotels Held For Sale [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of hotels impaired | Hotel			24			24			13	24
Impairment charge									$ 1,100	$ 42,500
Number of hotels sold | Hotel						11			13	11
Proceeds from sale of assets						$ 34,100			$ 34,400	$ 34,100
24 Owned Hotels Held For Sale [Member] | Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated selling prices										70,000
24 Owned Hotels Held For Sale [Member] | Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated selling prices										75,000
1 Owned Restaurant Parcel [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment charge										1,636
50 Owned Hotels Held For Sale [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of hotels impaired | Hotel					50
Impairment charge					$ 80,300				$ 1,600
Number of hotels sold | Hotel									3
Proceeds from sale of assets									$ 11,900
Number of wholly owned hotels agreed to sell | Hotel									6
Number of hotels held for sale | Hotel									3
Gain on sale of assets									$ 300
50 Owned Hotels Held For Sale [Member] | Subsequent Event [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Proceeds from sale of assets	$ 4,100
50 Owned Hotels Held For Sale [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of assets held for sale									22,300
50 Owned Hotels Held For Sale [Member] | Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range of room revenues multiples					1.50
50 Owned Hotels Held For Sale [Member] | Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range of room revenues multiples					3.70
5 Owned Hotels [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment charge									17,700
Estimated selling prices									$ 39,400
Number of wholly owned hotels agreed to sell | Hotel									5
3 Owned Hotels [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of hotels sold | Hotel									3
Proceeds from sale of assets									$ 22,000
Gain on sale of hotels									$ 4,600
2 Owned Hotels [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of hotels impaired | Hotel									2
Impairment charge									$ 3,510
2 Owned Hotels [Member] | Subsequent Event [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of hotels sold | Hotel		2
Proceeds from sale of assets		$ 17,900
1 Owned Hotel [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment charge						$ 5,103				$ 5,103
Long-term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount rates									3.70%	4.40%